Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables
Schedule of trade, other current receivables and prepayments

		At December 31,
		2022	2021
	Note	$’m	$’m
Trade receivables		333	334
Other receivables and prepayments		175	167
Related party receivables	26	1	11
		509	512

Schedule of movements on the provision for impairment of current trade receivables

	2022	2021
	$'m	$'m
At January 1,	7	8
Provision for receivables impairment	4	—
Receivables written off during the year as uncollectible	—	(1)
Net remeasurement of loss allowance	(7)	—
At December 31,	4	7

Schedule of ageing analysis of trade receivables past due but not impaired

	At December 31,
	2022	2021
	$'m	$'m
Up to three months past due	3	15
Three to six months past due	1	1
Over six months past due	7	2
	11	18